Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Disclosure of provisions

23	Provisions

	2022 € '000s	2021 € '000s
Withholding, indirect and gaming taxes
As at the beginning of the year	47,715	45,766
Settled in the year	—	(706)
Provided in the year	1,455	3,425
Reversed in the year	(5,390)	—
Effects of movements in exchange rates	(35)	840
Amounts transferred to accruals during the year	—	(1,610)
As at the end of the year	43,745	47,715
Current	43,745	47,715
Non-current	—	—
Total provisions	43,745	47,715
Provisions have been made based on the Group’s best estimate of the future cash flows, taking into account the risks and uncertainty of timing associated with each obligation.
Withholding, indirect and gaming tax provisions
The Group is subject to withholding, indirect and gaming taxes in the jurisdictions in which it operates. The Group records provisions for taxes in certain jurisdictions where the interpretation of tax legislation is uncertain or where the Group continues to challenge the interpretations and the likelihood of tax being payable is considered probable.
The Group makes provisions for these matters based on the best estimate based on the individual facts and circumstances. Assessments made rely on advice from legal counsel and management’s assessment of judgments reached on cases in similar jurisdictions, as well as estimates and assumptions which may involve a series of complex judgements about future events. To the extent that the final outcome of these matters is different than the amounts recorded, such differences may impact the Group’s financial results in the year in which such determination is made.